CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2018 $ / shares
Statement of Stockholders' Equity [Abstract]
Cash dividend paid	$ 0.20